SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares
Number of options (thousands)
Outstanding at beginning of year | shares	1,889
Granted | shares	546
Exercised | shares	(415)
Forfeited | shares	(45)
Outstanding at end of year | shares	1,975
Exercisable at end of year | shares	964
Vested and expected to vest at end of year | shares	1,882
Weighted average exercise price (per share)
Outstanding at beginning of year	$ 6.53
Granted	12.64
Exercised	2.78
Forfeited	9.03
Outstanding at end of year	8.95
Exercisable at end of year	6.73
Vested and expected to vest at end of year	$ 8.83
Weighted average remaining contractual term (in years)
Outstanding at beginning of year	3 years 11 months 23 days
Outstanding at end of year	3 years 11 months 23 days
Exercisable at end of year	3 years 26 days
Vested and expected to vest at end of year	3 years 11 months 1 day
Aggregate intrinsic value
Outstanding at beginning of year | $	$ 8,148	[1]
Outstanding at end of year | $	5,118	[1]
Exercisable at end of year | $	4,299	[1]
Vested and expected to vest at end of year | $	$ 5,062	[1]
Share price	$ 11.05

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2015 which was $11.05 per share.